OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Component of Other Income (Expense), Nonoperating [Line Items]
Financing arrangement fees and other costs	$ (1,468)	$ (1,694)	$ (147)
Interest expense on un-designated interest rate swaps	(10,824)	(14,385)	(12,163)
Foreign exchange gain on capital lease obligations and related restricted cash	945	492	677
Foreign exchange loss on operations	(1,291)	(2,235)	(978)
Total	(2,745)	(17,151)	(18,564)
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	9,893	655	(5,953)
Foreign Exchange Contract
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	$ 0	$ 16	$ 0